CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 2(c)

Valuation Report

Run Date - 6/4/2026 4:26:58 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Note Date	Original Loan Amount	Sales Price	Value for LTV	As-Is Value for LTV	LTV Value Variance Amount	LTV Value Variance Percent	Primary Valuation Value	Primary Valuation Report Date	Primary Valuation Effective Date	Primary Valuation Type	Primary Valuation Company	Primary Valuation Appraiser Name	Primary Valuation Appraiser License Num	Primary Valuation FSD Score	Secondary Valuation Value	Secondary Valuation Variance Amount	Secondary Valuation Variance Percent	Secondary Valuation Report Date	Secondary Valuation Effective Date	Secondary Valuation Type	Secondary Valuation Company	Secondary Valuation FSD Score	Secondary Valuation Desk Review Risk Score	AVM Value	AVM Variance Amount	AVM Variance Percent	AVM Company	AVM FSD Score	AVM Report Date	Desk Review Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Report Date	Desk Review Effective Date	Desktop Appraisal Value	Desktop Appraisal Variance Amount	Desktop Appraisal Variance Percent	Desktop Appraisal Company	Desktop Appraisal Report Date	Desktop Appraisal Effective Date	BPO Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Report Date	Field Review Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Report Date	Field Review Effective Date	2055 Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Report Date	2055 Effective Date	AVE/CMA Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Report Date	Hybrid Valuation Value	Hybrid Valuation Variance Amount	Hybrid Valuation Variance Percent	Hybrid Valuation Company	Hybrid Valuation Report Date	Updated Valuation Value	Updated Valuation Variance Amount	Updated Valuation Variance Percent	Updated Valuation Company	Updated Valuation Report Date	Updated Valuation Effective Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Value Analysis Valuation Value	Value Analysis Report Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	LCA Risk Score	Collateral Underwriter Risk Score
XXXX	XXXX	XXXX	CMLTI 2026-1-10046	XX/XX/XXXX	$XXXX		$XXXX		$0.00	0.000%	$XXXX	XX/XX/XXXX	XX/XX/XXXX	Appraisal	XXXX	XXXX	XXXX		$XXXX	($54,670.00)	-3.130%	XX/XX/XXXX		XXXX	XXXX																																																												No		4.00